Capital and funding - Summary of Consolidated Statement of Changes in Equity: Analysis of Other Reserves (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity and liabilities [abstract]
Fair value reserves – see following table	€ 329	€ 502	€ 250
Currency retranslation of group companies – see following table	(5,803)	(6,043)	(7,068)
Capital redemption reserve	21	21	21
Book value of treasury shares – see following table	(282)	(388)	(483)
Repurchase of shares	(4,527)	(3,018)	0
Other	(542)	(284)	(202)
Other reserves	€ (10,804)	€ (9,210)	€ (7,482)